Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (8,551,339)	$ (3,296,194)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	6,966,232	2,738,190
Equity in earnings	(2,113,386)	(272,805)
Amortization of real estate note investment issuance cost	48,766	19,904
Amortization of debt issuance costs	213,243	62,248
Noncash interest expense on preferred stock	467,646	4,047
Share based compensation	71,000	0
Changes in operating assets and liabilities:
Other assets	(646,063)	(5,153)
Related party payables	293,422	158,944
Accounts payable, accrued expenses and other liabilities	434,795	131,677
Net cash used in operating activities	(2,815,684)	(459,142)
Cash flows from investing activities:
Acquisitions of real estate	(53,904,597)	(31,171,298)
Capital improvements to real estate	(210,173)	(190,488)
Investments in unconsolidated real estate entities	(22,925,207)	(4,689,063)
Issuance of real estate note investment including issuance costs	(6,244,193)	(2,079,213)
Net cash used in investing activities	(83,284,170)	(38,130,062)
Cash flows from financing activities:
Proceeds from line of credit	12,000,000	0
Repayments of line of credit	(26,500,000)	0
Proceeds from issuance of preferred stock	28,547,864	805,431
Proceeds from issuance of common stock	33,356,790	83,722,064
Common stock repurchases	(268,613)	0
Distributions to common stockholders	(4,145,377)	(1,602,472)
Net cash provided by financing activities	42,990,664	82,925,023
Net (decrease) increase in cash and cash equivalents and restricted cash	(43,109,190)	44,335,819
Total cash and cash equivalents and restricted cash	4,632,804	47,741,994
Reconciliation of cash and cash equivalents and restricted cash to the consolidated balance sheets:
Cash and cash equivalents	4,361,564	47,549,804
Restricted cash	271,240	192,190
Total cash and cash equivalents and restricted cash	4,632,804	47,741,994
Supplemental disclosure of cash flow information:
Cash paid for interest	2,779,458	726,949
Supplemental disclosure of non-cash investing and financing activities:
Credit facilities entered into in conjunction with acquisition of real estate	49,616,479	35,995,000
Assumption of liabilities in connection with acquisition of real estate	0	452,639
Proceeds receivable for issuance of common stock	0	528,900
Issuance of common stock through dividend reinvestment program	1,106,366	401,603
Common stock distributions declared but not yet paid	$ 511,824	$ 365,517